CONTRACTUAL RIGHTS AND OBLIGATIONS - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONTRACTUAL OBLIGATIONS AND RIGHTS
Average period of redelivery of vessels in operating lease by lessor	2 years	1 year 9 months 18 days	1 year 7 months 6 days